Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - Fair value measurements at reporting date using [member] - INR (₨)
₨ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities		₨ (339)
Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 1,139	7,307
Fair value of financial liabilities	(1,276)	(55)
Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,139	7,307
Fair value of financial liabilities	(1,276)	(55)
Level 3 [member] | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities		(339)
Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	134	2,546
Fair value of financial liabilities	(941)	(2,655)
Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	134	2,120
Fair value of financial liabilities	(941)	(2,655)
Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets		426
Investment in liquid and short-term mutual funds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	46,438	104,675
Investment in liquid and short-term mutual funds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	46,438	104,675
Other Investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets		569
Other Investments [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets		569
Investments in equity instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	5,685	5,303
Investments in equity instruments [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	5,685	5,303
Commercial paper, certificate of deposits and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	176,234	145,614
Commercial paper, certificate of deposits and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,951
Commercial paper, certificate of deposits and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 174,283	₨ 145,614